FAIR VALUE (Detail Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE
Additional earn		130.00%
Loss on silver stream derivative volatility		143.00%
Increased derivative volatility	130.00%